SCHEDULE OF POTENTIALLY DILUTE BASIC NET LOSS PER ORDINARY SHARE (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Restricted ordinary shares	13,141,586	17,595,037
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Restricted ordinary shares	2,802,977	4,976,485